Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: October 9, 2024

Payment Date	10/15/2024
Collection Period Start	9/1/2024
Collection Period End	9/30/2024
Interest Period Start	9/16/2024
Interest Period End	10/14/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$449,629,579.46	$31,426,056.53	$418,203,522.93	0.630594	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$657,319,579.46	$31,426,056.53	$625,893,522.93

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$700,112,597.90	$666,515,646.38	0.329012
YSOC Amount	$38,045,324.38	$35,874,429.39
Adjusted Pool Balance	$662,067,273.52	$630,641,216.99
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$449,629,579.46	3.17000%	30/360	$1,187,771.47
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$657,319,579.46			$1,793,862.97

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$700,112,597.90	$666,515,646.38
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$662,067,273.52	$630,641,216.99
Number of Receivables Outstanding	56,312	55,150
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	33.3	32.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,091,707.54
Principal Collections	$33,299,614.55
Liquidation Proceeds	$196,089.42
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$35,587,411.51
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$35,587,411.51

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$583,427.16	$583,427.16	$—	$—	$35,003,984.35
Interest - Class A-1 Notes	$—	$—	$—	$—	$35,003,984.35
Interest - Class A-2 Notes	$—	$—	$—	$—	$35,003,984.35
Interest - Class A-3 Notes	$1,187,771.47	$1,187,771.47	$—	$—	$33,816,212.88
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$33,399,193.21
First Allocation of Principal	$—	$—	$—	$—	$33,399,193.21
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$33,342,381.46
Second Allocation of Principal	$—	$—	$—	$—	$33,342,381.46
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$33,280,189.21
Third Allocation of Principal	$7,698,362.47	$7,698,362.47	$—	$—	$25,581,826.74
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,511,758.91
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,531,758.91
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,531,758.91
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,784,064.85
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,784,064.85
Remaining Funds to Certificates	$1,784,064.85	$1,784,064.85	$—	$—	$—
Total	$35,587,411.51	$35,587,411.51	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$38,045,324.38
Increase/(Decrease)	$(2,170,894.99)
Ending YSOC Amount	$35,874,429.39

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$662,067,273.52	$630,641,216.99
Note Balance	$657,319,579.46	$625,893,522.93
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	29	$297,336.97
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	172	$196,089.42
Monthly Net Losses (Liquidation Proceeds)			$101,247.55
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.03%
Current Collection Period			0.18%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$4,344,923.45
Cumulative Net Loss Ratio			0.21%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.39%	165	$2,585,356.28
60-89 Days Delinquent	0.14%	61	$948,673.24
90-119 Days Delinquent	0.07%	22	$442,026.53
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.60%	248	$3,976,056.05

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		16	$284,986.96
Total Repossessed Inventory		19	$361,675.64

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		83	$1,390,699.77
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.19%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.05	0.16%	68	0.12%